Liquidity and Going Concern	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Liquidity and Going Concern
Liquidity and Going Concern

Note 2. Liquidity and Going Concern

For the three months ended March 31, 2026, the Company has not generated revenue and has incurred net losses since inception. As of March 31, 2026, the Company had no cash on hand and a working capital deficit of $285,017.

The Company assesses its liquidity in terms of its ability to generate adequate amounts of cash to meet current and future needs. Its expected primary uses of cash on a short- and long-term basis are for working capital requirements, business acquisitions, and other liquidity needs. The Company’s management expects that future operating losses and negative operating cash flows may increase from historical levels because of additional costs and expenses related to the business operations and the development of market and strategic relationships with other businesses.

The Company’s future capital requirements will depend on many factors, including the timing of the consummation of the Business Combination Agreement, as defined in Note 6. In order to finance these opportunities, the Company will need to raise additional financing. While there can be no assurances, the Company intends to raise such capital through issuances of additional common stock. If additional financing is required from outside sources, the Company may not be able to raise such capital on terms acceptable to the Company or at all. If the Company is unable to raise additional capital when desired, the Company’s business, results of operations, and financial condition would be materially and adversely affected.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Update (“ASU”) 2014-15, Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern (ASC Subtopic 205-40), management has evaluated whether conditions and events, considered in the aggregate, raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. Based on this assessment, management has determined that the Company’s current liquidity condition, recurring losses since inception, and lack of committed financing raise substantial doubt about the Company’s ability to continue as a going concern within one year after the issuance date of these financial statements.

Management’s plans to alleviate this substantial doubt primarily consist of seeking additional capital through the issuance of equity securities and/or other financing arrangements and completing the Business Combination Agreement described in Note 6. However, the completion of the transactions contemplated thereby is subject to the approval of Mountain Lake Acquisition Corp.’s shareholders among other closing conditions that are not within the parties’ control. There is no assurance that the necessary shareholder approvals will be obtained, the required closing conditions will be satisfied or waived, the Company will raise additional capital it needs to fund its operations, or that the transactions contemplated by the Business Combination Agreement will be completed. Accordingly, management has concluded that substantial doubt about the Company’s ability to continue as a going concern is not alleviated.

Note 2.     Liquidity and Going Concern

For the period from September 22, 2025 (inception) through December 31, 2025, the Company has not generated revenue and reported a net loss of $145,382. As of December 31, 2025, the Company had no cash on hand and a working capital deficit of $145,382.

The Company assesses its liquidity in terms of its ability to generate adequate amounts of cash to meet current and future needs. Its expected primary uses of cash on a short- and long-term basis are for working capital requirements, business acquisitions, and other liquidity needs. The Company’s management expects that future operating losses and negative operating cash flows may increase from historical levels because of additional costs and expenses related to the business operations and the development of market and strategic relationships with other businesses.

The Company’s future capital requirements will depend on many factors, including the timing of the consummation of the Business Combination Agreement, as defined in Note 6. In order to finance these opportunities, the Company will need to raise additional financing. While there can be no assurances, the Company intends to raise such capital through issuances of additional common stock. If additional financing is required from outside sources, the Company may not be able to raise such capital on terms acceptable to the Company or at all. If the Company is unable to raise additional capital when desired, the Company’s business, results of operations, and financial condition would be materially and adversely affected.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Update (“ASU”) 2014-15, Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern (ASC Subtopic 205-40), management has evaluated whether conditions and events, considered in the aggregate, raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. Based on this assessment, management has determined that the Company’s current liquidity condition, recurring losses since inception, and lack of committed financing raise substantial doubt about the Company’s ability to continue as a going concern within one year after the issuance date of these financial statements.

Management’s plans to alleviate this substantial doubt primarily consist of seeking additional capital through the issuance of equity securities and/or other financing arrangements and completing the Business Combination Agreement described in Note 6. However, the completion of the transactions contemplated thereby is subject to the approval of Mountain Lake Acquisition Corp.’s shareholders among other closing conditions that are not within the parties’ control. There is no assurance that the necessary shareholder approvals will be obtained, the required closing conditions will be satisfied or waived, the Company will raise additional capital it needs to fund its operations, or that the transactions contemplated by the Business Combination Agreement will be completed. Accordingly, management has concluded that substantial doubt about the Company’s ability to continue as a going concern is not alleviated.